SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Changes in Accounting Policies (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Changes in Accounting Policies [Abstract]
Finance leases	$ 0
Impact on transition [Abstract]
Property, plant and equipment	890,997	$ 26,195
Other financial liabilities	(317,203)	0
Accumulated losses	$ (49,419,821)	(46,204,768)
Weighted average rate	13.00%
Previously reported [Member]
Impact on transition [Abstract]
Property, plant and equipment		26,195
Other financial liabilities		0
Accumulated losses		(46,204,768)
Effect of Adoption of AASB 16 [Member]
Impact on transition [Abstract]
Property, plant and equipment		222,116
Other financial liabilities		(235,125)
Accumulated losses		(13,009)
Adjusted [Member]
Impact on transition [Abstract]
Property, plant and equipment		248,311
Other financial liabilities		(235,125)
Accumulated losses		$ (46,217,777)